Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q1PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 5
Franklin Templeton SMACS: Series H 11
Franklin Templeton SMACS: Series I 17
Notes to Schedules of Investments 24

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2024
Franklin Templeton SMACS: Series CH
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.8%
Diversified Consumer Services 0.8%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....................
$ 250,000 $ 237,009
Total Corporate Bonds (Cost $ 229,252 ) ........................................
237,009
Municipal Bonds 98.8%
Arizona 1.9%
a ,b
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 505,000 517,557
California 96.0%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ 125,000 129,553
Beaumont Unified School District , Community Facilities District No. 2020-1
Improvement Area No. 2 , Special Tax , 2023 , 5% , 9/01/53 .................... 150,000 155,464
c
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 1,000,000 1,077,075
b
California Community College Financing Authority , NCCD-Napa Valley Properties LLC ,
Revenue , 144A, 2022 A , 5.75% , 7/01/60 ................................ 500,000 486,692
b
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 1,045,982
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 172,452
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 1,000,000 757,928
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , Zero Cpn., 8/01/65 1,250,000 53,741
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 1,067,023
a ,b
California Enterprise Development Authority , Real Journey Academies Obligated
Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ............................. 500,000 508,427
California Health Facilities Financing Authority , Episcopal Communities & Services for
Seniors Obligated Group , Revenue , 2024 B , 5.25% , 11/15/53 ................. 200,000 212,035
b ,c
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2020 A-4 , Mandatory Put , 8% , 8/15/25 ................. 200,000 206,094
California Municipal Finance Authority ,
a
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 380,000 395,740
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 162,695
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 150,000 162,930
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 150,000 162,276
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 100,000 108,889
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,000,000 1,064,218
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 105,376
b
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 123,763
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 161,488
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 100,000 105,195
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,095,946
a
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 500,000 520,678
b
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , Zero Cpn., 9/01/43 .......... 250,000 182,508
b
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 208,023
b
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 272,947
b ,d ,e
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 9,650
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,220,664
b
California School Finance Authority ,
Integrity Charter School , Revenue , 144A, 2024 , 5.6% , 7/01/64 ................ 500,000 506,439

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority, (continued)
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. $ 100,000 $ 103,023
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 106,179
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 157,375
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 155,714
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 157,934
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/45 .................................................. 150,000 155,897
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 100,000 102,397
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,000,000 1,068,752
b
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 252,650
b
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 101,674
b
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 202,914
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,088,207
b
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 1,021,330
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,628,100
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,329,975
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 156,263
a
City of Menifee , Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% ,
9/01/55 ......................................................... 500,000 527,551
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.375% , 9/01/53 ................. 200,000 212,290
b
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 357,842
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 108,651
a
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 23
Improvement Area No. 4 , Special Tax , 2024 , 5% , 9/01/54 .................... 400,000 420,116
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,620,590
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 100,000 105,489
a
Manteca Unified School District , Community Facilities District No. 2018-5 , Special Tax ,
2024 A , 5% , 9/01/54 ................................................ 300,000 316,504
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,085,540
River Islands Public Financing Authority , Community Facilities District 2023-1 Area No.
1 , Special Tax , 2023 , 5.625% , 9/01/53 .................................. 1,000,000 1,070,216
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ......
150,000 165,390
26,220,454
Florida 0.4%
b ,c
Florida Development Finance Corp. , AAF Operations Holdings LLC , Revenue , 144A,
2024 , Refunding , Mandatory Put , 12% , 7/15/28 ........................... 100,000 106,725

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 27 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.5%
Puerto Rico 0.5%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
$ 146,877 $ 143,572
Total Municipal Bonds (Cost $ 25,305,147 ) ......................................
26,988,308
Total Long Term Investments (Cost $ 25,534,399 ) ................................
27,225,317
a
a a a a
Short Term Investments 11.1%
Municipal Bonds 11.1%
California 11.1%
f
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
1.8% , 10/01/54 ................................................... 500,000 500,000
f
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 1.8% ,
9/01/38 ......................................................... 500,000 500,000
f
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.55% , 7/01/46 ................................ 500,000 500,000
f
Los Angeles Department of Water & Power , Power System , Revenue , 2023 F-2 ,
Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.55% , 7/01/47 . 480,000 480,000
f
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.6% , 5/15/48 ................... 840,000 840,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.6% , 5/15/48 ........... 200,000 200,000
3,020,000
Total Municipal Bonds (Cost $ 3,020,000 ) .......................................
3,020,000
Total Short Term Investments (Cost $ 3,020,000 ) .................................
3,020,000
a
Total Investments (Cost $ 28,554,399 ) 110.7% ...................................
$30,245,317
Other Assets, less Liabilities (10.7) % ..........................................
(2,921,608)
Net Assets 100.0% ...........................................................
$27,323,709
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $10,155,776, representing 37.2% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2024
Franklin Templeton SMACS: Series E
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 51.0%
Aerospace & Defense 1.6%
a
Boeing Co. (The) ................................... United States 19,000 $ 2,953,360
Lockheed Martin Corp. ............................... United States 2,500 1,323,525
4,276,885
Air Freight & Logistics 1.6%
United Parcel Service, Inc. , B .......................... United States 30,500 4,139,460
Banks 2.9%
Fifth Third Bancorp .................................. United States 27,000 1,297,620
Truist Financial Corp. ................................ United States 45,000 2,145,600
US Bancorp ....................................... United States 76,480 4,075,619
7,518,839
Beverages 4.7%
Coca-Cola Co. (The) ................................. United States 65,000 4,165,200
PepsiCo, Inc. ...................................... United States 50,000 8,172,500
12,337,700
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 20,000 3,658,600
Building Products 0.6%
Johnson Controls International plc ....................... United States 20,000 1,677,200
Chemicals 4.4%
Air Products and Chemicals, Inc. ........................ United States 25,000 8,358,250
Albemarle Corp. .................................... United States 25,000 2,692,500
LyondellBasell Industries NV , A ......................... United States 7,000 583,380
11,634,130
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 53,000 3,138,130
Electric Utilities 2.4%
American Electric Power Co., Inc. ....................... United States 35,000 3,495,100
Xcel Energy, Inc. .................................... United States 40,000 2,902,400
6,397,500
Energy Equipment & Services 0.9%
Schlumberger NV ................................... United States 55,000 2,416,700
Food Products 2.2%
Nestle SA , ADR .................................... United States 65,000 5,640,700
Health Care Equipment & Supplies 1.7%
Abbott Laboratories .................................. United States 20,000 2,375,400
Medtronic plc ...................................... United States 22,740 1,967,920
4,343,320
Hotels, Restaurants & Leisure 0.9%
McDonald's Corp. ................................... United States 8,000 2,368,080
Household Products 2.4%
Procter & Gamble Co. (The) ........................... United States 35,000 6,274,100
Machinery 0.9%
Caterpillar, Inc. ..................................... United States 6,000 2,436,660
Metals & Mining 1.6%
Freeport-McMoRan, Inc. .............................. United States 40,000 1,768,000

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Rio Tinto plc , ADR ................................... Australia 40,000 $ 2,513,600
4,281,600
Oil, Gas & Consumable Fuels 5.1%
BP plc , ADR ....................................... United States 50,000 1,465,500
Chevron Corp. ..................................... United States 15,000 2,428,950
Exxon Mobil Corp. ................................... United States 25,000 2,949,000
Shell plc , ADR ...................................... United States 30,000 1,942,200
TotalEnergies SE , ADR ............................... France 80,000 4,639,200
13,424,850
Pharmaceuticals 5.3%
AstraZeneca plc , ADR ................................ United Kingdom 35,000 2,366,700
Johnson & Johnson ................................. United States 15,000 2,325,150
Merck & Co., Inc. ................................... United States 65,000 6,606,600
Pfizer, Inc. ......................................... United States 100,000 2,621,000
13,919,450
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc. ................................. United States 15,000 3,270,750
Broadcom, Inc. ..................................... United States 20,000 3,241,600
Microchip Technology, Inc. ............................ United States 50,000 3,408,500
9,920,850
Software 1.8%
Oracle Corp. ....................................... United States 25,000 4,621,000
Specialty Retail 1.8%
Home Depot, Inc. (The) ............................... United States 10,899 4,677,088
Tobacco 1.8%
Philip Morris International, Inc. ......................... United States 35,000 4,657,100
Total Common Stocks (Cost $ 118,344,413 ) ...................................
133,759,942
Equity-Linked Securities 39.0%
Aerospace & Defense 1.8%
b
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 24,452 3,709,229
b
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 6,300 1,003,423
4,712,652
Banks 1.9%
b
BNP Paribas Issuance BV into Bank of America Corp. , 144A,
8.5% , 2/26/25 .................................... United States 35,000 1,305,999
b
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 12,000 542,723
b
Merrill Lynch International & Co. CV into Fifth Third Bancorp ,
144A, 10% , 3/10/25 ................................ United States 12,000 468,604
b
Royal Bank of Canada into Citigroup, Inc. , 144A, 8.5% , 8/27/25 . United States 13,000 850,429
b
Royal Bank of Canada into Truist Financial Corp. , 144A, 8.5% ,
8/04/25 ......................................... United States 24,000 1,103,390
b
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 10% , 2/25/25 .. United States 13,000 804,665
5,075,810

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Building Products 0.8%
b
Wells Fargo Bank NA into Johnson Controls International plc ,
144A, 9% , 12/10/24 ................................ United States 35,000 $ 2,017,238
Capital Markets 1.4%
b
Goldman Sachs International Bank into Morgan Stanley , 144A,
9% , 12/24/24 ..................................... United States 2,300 230,285
b
Merrill Lynch International & Co. CV into Charles Schwab Corp.
(The) , 144A, 9% , 2/25/25 ............................ United States 32,000 2,283,983
b
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
9% , 7/14/25 ...................................... United States 10,000 1,074,067
3,588,335
Chemicals 0.7%
b
Barclays Bank plc into Air Products and Chemicals, Inc. , 144A,
8.5% , 3/10/25 .................................... United States 7,000 1,810,321
Communications Equipment 0.9%
b
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 15,000 803,296
b
UBS AG into Cisco Systems, Inc. , 144A, 8% , 6/10/25 ........ United States 30,000 1,584,697
2,387,993
Consumer Staples Distribution & Retail 0.4%
b
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 7,300 984,213
Containers & Packaging 1.0%
b
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 26,000 1,364,455
b
Mizuho Markets Cayman LP into International Paper Co. , 144A,
10% , 1/22/25 ..................................... United States 30,000 1,259,722
2,624,177
Electric Utilities 1.4%
b
Mizuho Markets Cayman LP into NextEra Energy, Inc. , 144A, 9% ,
4/08/25 ......................................... United States 24,000 1,665,223
b
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 8% ,
5/20/25 ......................................... United States 25,000 1,896,130
3,561,353
Energy Equipment & Services 1.5%
b
Merrill Lynch International & Co. CV into Halliburton Co. , 144A,
8.5% , 11/13/25 .................................... United States 95,000 2,944,129
b
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 25,000 1,093,158
4,037,287
Health Care Providers & Services 0.9%
b
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 30,000 1,775,233
b
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 1,300 687,375
2,462,608
Hotels, Restaurants & Leisure 0.1%
b
Wells Fargo Bank NA into Starbucks Corp. , 144A, 8% , 3/04/25 . United States 3,000 299,315
Insurance 0.7%
b
JPMorgan Chase Bank NA into MetLife, Inc. , 144A, 8% , 3/25/25 United States 23,000 1,754,682

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Interactive Media & Services 2.1%
b
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
8.5% , 8/20/25 .................................... United States 14,000 $ 2,391,782
b
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/18/25 United States 15,000 2,220,036
b
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/28/25 United States 6,000 934,185
5,546,003
IT Services 1.3%
b
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 9,500 1,827,743
b
UBS AG into International Business Machines Corp. , 144A, 8% ,
8/27/25 ......................................... United States 8,000 1,660,168
3,487,911
Media 1.6%
b
BNP Paribas Issuance BV into Comcast Corp. , 144A, 8% , 1/15/25 United States 32,000 1,384,853
b
JPMorgan Chase Bank NA into Comcast Corp. , 144A, 8.5% ,
9/02/25 ......................................... United States 70,000 2,923,175
4,308,028
Metals & Mining 3.3%
b
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 52,600 2,337,546
b
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 10% , 5/20/25 ............................ United States 29,000 1,320,441
b
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 55,000 944,422
b
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 10% ,
8/21/25 ......................................... Canada 50,000 902,307
b
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
11% , 12/10/24 .................................... United States 9,600 420,687
b
Royal Bank of Canada into Freeport-McMoRan, Inc. , 144A, 10% ,
7/08/25 ......................................... United States 13,700 623,456
b
UBS AG into Newmont Corp. , 144A, 11% , 1/16/25 ........... United States 50,000 2,078,487
8,627,346
Multi-Utilities 0.6%
b
Wells Fargo Bank NA into Dominion Energy, Inc. , 144A, 9% ,
1/10/25 ......................................... United States 26,000 1,457,294
Oil, Gas & Consumable Fuels 2.7%
b
BNP Paribas Issuance BV into Exxon Mobil Corp. , 144A, 8.5% ,
4/01/25 ......................................... United States 9,000 1,049,358
b
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9% , 3/12/25 ................................. United States 19,000 2,116,822
b
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 2,500 286,667
b
Royal Bank of Canada into Shell plc , 144A, 8% , 4/28/25 ...... United States 55,000 3,640,554
7,093,401
Pharmaceuticals 0.8%
b
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co. , 144A,
9.5% , 5/08/25 .................................... United States 37,000 2,005,488
Semiconductors & Semiconductor Equipment 8.2%
b
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 26,000 4,533,888
b
Citigroup Global Markets Holdings, Inc. into Analog Devices, Inc. ,
144A, 9% , 7/08/25 ................................. United States 6,200 1,369,863

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 ................................ United States 8,000 $ 1,392,490
b
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 125,200 3,018,025
b
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc. ,
144A, 10% , 3/03/25 ................................ United States 11,500 795,487
b
National Bank of Canada into Broadcom, Inc. , 144A, 11.5% ,
5/13/25 ......................................... United States 3,000 4,082,581
b
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
10% , 4/01/25 ..................................... United States 16,000 1,131,517
b
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 8,000 1,609,436
b
UBS AG into Intel Corp. , 144A, 10% , 7/29/25 ............... United States 32,000 816,236
b
Wells Fargo Bank NA into Broadcom, Inc. , 144A, 9.5% , 8/20/25 . United States 10,000 1,607,835
b
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 7,500 1,218,103
21,575,461
Software 2.1%
b
Barclays Bank plc into Oracle Corp. , 144A, 8.5% , 2/05/25 ..... United States 13,000 1,562,488
b
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 5,000 2,127,188
b
Mizuho Markets Cayman LP into Oracle Corp. , 144A, 8.5% ,
2/10/25 ......................................... United States 7,000 895,619
b
UBS AG into Oracle Corp. , 144A, 9% , 6/10/25 .............. United States 5,800 806,473
5,391,768
Specialty Retail 0.6%
b
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 4,100 1,621,325
Technology Hardware, Storage & Peripherals 2.2%
b
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 18,000 2,222,322
b
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 64,000 1,215,012
b
UBS AG into Apple, Inc. , 144A, 7% , 4/02/25 ............... United States 12,635 2,417,076
5,854,410
Total Equity-Linked Securities (Cost $ 97,841,169 ) .............................
102,284,419
Convertible Preferred Stocks 8.7%
Aerospace & Defense 3.2%
a
Boeing Co. (The) , 6% ................................ United States 150,000 8,308,500
a
Capital Markets 1.3%
a
Ares Management Corp. , 6.75% , B ...................... United States 60,000 3,370,800
a
Chemicals 1.0%
Albemarle Corp. , 7.25% .............................. United States 55,000 2,658,700
Electric Utilities 3.2%
NextEra Energy, Inc. , 7.299% .......................... United States 160,000 8,292,800
Total Convertible Preferred Stocks (Cost $ 20,932,672 ) .........................
22,630,800
Total Long Term Investments (Cost $ 237,118,254 ) .............................
258,675,161
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 27 .
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.369% .. United States 1,553,367 $ 1,553,367
Total Money Market Funds (Cost $ 1,553,367 ) .................................
1,553,367
Total Short Term Investments (Cost $ 1,553,367 ) ...............................
1,553,367
a
Total Investments (Cost $ 238,671,621 ) 99.3% .................................
$260,228,528
Other Assets, less Liabilities 0.7% ...........................................
1,959,520
Net Assets 100.0% .........................................................
$262,188,048
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $102,284,419, representing 39.0% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2024
Franklin Templeton SMACS: Series H
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 3.1%
Capital Markets 3.1%
a
Franklin Dynamic Municipal Bond ETF ................................... 17,000 $ 426,020
Total Management Investment Companies (Cost $ 403,766 ) .......................
426,020
Principal
Amount
a a a a
Corporate Bonds 1.7%
Diversified Consumer Services 1.7%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....................
$ 250,000 237,009
Total Corporate Bonds (Cost $ 229,252 ) ........................................
237,009
Municipal Bonds 94.8%
Alabama 3.8%
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 300,000 305,583
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 132,679
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 88,864
527,126
Arizona 2.7%
b ,c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 205,000 210,097
c
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2023 , 5.75% , 6/15/58 .................................. 150,000 156,631
366,728
Arkansas 1.1%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 159,454
California 9.2%
d
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 140,020
c
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 121,990
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 130,000 120,007
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 169,369
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 100,852
c
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue , 144A, 2023
B , Zero Cpn., 9/01/43 ............................................... 150,000 109,505
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 88,001
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 110,516
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 84,666
c
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 108,246
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 115,296
1,268,468
Colorado 0.7%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 96,437

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 23.5%
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... $ 100,000 $ 102,449
c
Babcock Ranch Community Independent Special District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 5/01/55 ............................... 150,000 151,452
Epperson North Community Development District , Assessment Area 4 , Special
Assessment , 2024 , 5.6% , 5/01/55 ..................................... 110,000 111,439
c
Florida Development Finance Corp. ,
d
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 100,000 106,725
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 77,211
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 125,000 128,480
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 86,628
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 100,000 106,932
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 100,000 102,603
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 100,000 104,155
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 141,925
Palermo Community Development District , Special Assessment , 2023 , 5% , 6/15/43 ..
100,000 102,441
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 103,321
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 101,862
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 100,000 102,895
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 173,742
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 61,858
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 103,567
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 113,275
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 137,196
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 103,018
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 165,299
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 103,578
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 100,000 104,022
Stonegate Preserve Community Development District , Special Assessment , 2023 ,
6.125% , 12/15/53 .................................................. 150,000 162,891
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 102,822
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 78,716

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... $ 100,000 $ 103,481
c
Winding Oaks Community Development District , Special Assessment , 144A, 2024 ,
5.7% , 5/01/55 .................................................... 100,000 101,289
3,245,272
Indiana 1.5%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 100,000 87,070
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 119,978
207,048
Iowa 2.7%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 235,000 271,706
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 100,707
372,413
Louisiana 3.7%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 100,264
c
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 136,009
Louisiana Public Facilities Authority , Calcasieu Bridge Partners LLC , Revenue, Senior
Lien , 2024 , 5.5% , 9/01/59 ........................................... 255,000 276,180
512,453
Maryland 2.6%
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 170,000 161,770
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 196,049
357,819
Michigan 0.8%
City of Detroit , GO , 2023 C , 6% , 5/01/43 ..................................
100,000 114,166
Minnesota 0.7%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 102,967
Nevada 1.5%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 100,703
d
State of Nevada Department of Business & Industry , Desertxpress Enterprises LLC ,
Revenue , 2020 A-4 , Mandatory Put , 8.125% , 8/15/25 ....................... 100,000 103,047
203,750
New Hampshire 1.9%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 250,000 266,382
New York 4.4%
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 100,393
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 400,000 389,905

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
c
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... $ 100,000 $ 110,648
600,946
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 200,000 183,411
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 .................
100,000 103,898
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 137,872
425,181
Pennsylvania 2.1%
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 18,000 18,683
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 8,000 8,676
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 120,000 119,510
Tower Health Obligated Group , Revenue , 2024 B-1 , Zero Cpn., 6/30/44 ......... 59,000 42,597
Philadelphia Authority for Industrial Development , St. Joseph's University , Revenue ,
2022 , 5.5% , 11/01/60 ............................................... 90,000 98,631
288,097
Texas 11.5%
c
Arlington Higher Education Finance Corp. , BASIS Texas Charter Schools, Inc. ,
Revenue , 144A, 2024 , 4.875% , 6/15/59 ................................. 100,000 100,033
c
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 121,471
c
City of Celina , Pravin Public Improvement District , Special Assessment , 144A, 2023 ,
6.75% , 9/01/53 ................................................... 100,000 102,889
c
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 100,677
e
City of Houston , Airport System, United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/38 100,000 108,268
c
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 118,533
c
City of Kyle , Southwest Kyle Public Improvement District No. 1 Improvement Area No.
2 , Special Assessment , 144A, 2023 , 6.75% , 9/01/48 ........................ 100,000 106,940
c
City of Princeton , Southbridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2024 , 5.5% , 9/01/54 .......................... 132,000 134,937
c
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 114,932
c
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.25% , 9/01/44 .................... 105,000 106,050
b ,c
County of Denton , Tabor Ranch Public Improvement District Improvement Area No. 1 ,
Special Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ............ 106,000 106,918
c
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 92,621
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 50,000 50,000
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 86,086
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 85,000 85,775
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............
45,000 46,156
1,582,286

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 27 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 1.6%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ $ 120,000 $ 125,302
c
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 92,132
217,434
Wisconsin 3.9%
Public Finance Authority ,
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 122,899
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 306,415
Wisconsin Health & Educational Facilities Authority , PHW Menomonee Falls, Inc. ,
Revenue , 2024 , 6.125% , 10/01/59 ..................................... 100,000 103,842
533,156
U.S. Territories 11.8%
District of Columbia 1.9%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 142,719
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 113,655
256,374
Puerto Rico 9.9%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 181,382 174,765
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 314,000 299,502
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
91,798 89,733
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
796,000 799,593
1,363,593
Total U.S. Territories .................................................................... 1,619,967
Total Municipal Bonds (Cost $ 12,440,943 ) ......................................
13,067,550
Total Long Term Investments (Cost $ 13,073,961 ) ................................
13,730,579
a
a a a a
Short Term Investments 2.2%
Municipal Bonds 2.2%
Pennsylvania 2.2%
f
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 2.8% , 6/01/35 300,000 300,000
Total Municipal Bonds (Cost $ 300,000 ) .........................................
300,000
Total Short Term Investments (Cost $ 300,000 ) ..................................
300,000
a
Total Investments (Cost $ 13,373,961 ) 101.8% ...................................
$14,030,579
Other Assets, less Liabilities (1.8) % ...........................................
(249,775)
Net Assets 100.0% ...........................................................
$13,780,804

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
See Note 3 regarding investments in affiliated management investment companies.
b
Security purchased on a when-issued basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $3,986,239, representing 28.9% of net assets.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2024
Franklin Templeton SMACS: Series I
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 0.5%
Banks 0.5%
Bank of America Corp. ............................................... 45,000 $ 2,137,950
Pharmaceuticals 0.0%
†
a
Endo, Inc. ......................................................... 4,647 105,951
a
Total Common Stocks (Cost $ 1,322,760 ) .......................................
2,243,901
a
Equity-Linked Securities 1.0%
Banks 0.2%
b
BNP Paribas Issuance BV into Bank of America Corp. , 144A, 8.5% , 2/26/25 ....... 28,800 1,074,651
Hotels, Restaurants & Leisure 0.4%
b
Wells Fargo Bank NA into Starbucks Corp. , 144A, 8% , 3/04/25 ................. 17,500 1,746,005
Pharmaceuticals 0.4%
b
BNP Paribas SA into Pfizer, Inc. , 144A, 10.5% , 7/23/25 ....................... 58,000 1,559,951
Total Equity-Linked Securities (Cost $ 4,248,600 ) ................................
4,380,607
Principal
Amount
a a a a
Corporate Bonds 84.2%
Aerospace & Defense 2.4%
Boeing Co. (The) ,
b
Senior Bond , 144A, 6.528%, 5/01/34 ................................... $ 2,000,000 2,127,591
Senior Note , 5.15%, 5/01/30 ......................................... 99,000 98,613
b
Bombardier, Inc. , Senior Note , 144A, 8.75%, 11/15/30 ........................ 1,500,000 1,625,379
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75%, 8/15/28 .............................. 1,500,000 1,531,814
Senior Secured Note , 144A, 6.875%, 12/15/30 ............................ 2,500,000 2,577,702
Senior Secured Note , 144A, 6.625%, 3/01/32 ............................. 2,500,000 2,563,847
10,524,946
Automobile Components 0.5%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%, 10/15/29 ........... 2,500,000 1,982,369
Automobiles 1.4%
Ford Motor Co. , Senior Bond , 6.1%, 8/19/32 ...............................
6,000,000 6,124,469
Banks 1.1%
Bank of America Corp. , Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 .....
1,000,000 999,767
Barclays plc ,
Senior Bond , 6.692% to 9/12/33, FRN thereafter , 9/13/34 .................... 1,500,000 1,631,324
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 1,500,000 1,631,333
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
350,000 366,294
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
100,000 109,105
4,737,823
Building Products 1.1%
b
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A, 10.25%, 10/15/28 . 2,000,000 2,131,460
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75%, 8/01/28 ..... 800,000 789,107
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625%,
12/15/30 ........................................................ 2,000,000 2,024,602
4,945,169

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.3%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
$ 50,000 $ 51,422
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 100,000 110,477
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 1,000,000 1,023,251
1,185,150
Chemicals 2.2%
Celanese US Holdings LLC , Senior Note , 6.8%, 11/15/30 .....................
1,000,000 1,053,564
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 ................ 3,500,000 3,760,356
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625%, 5/01/29 .................................... 4,000,000 3,908,083
Senior Secured Note , 144A, 4.875%, 5/01/28 ............................. 1,000,000 955,110
9,677,113
Commercial Services & Supplies 1.0%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875%, 2/15/31 ........ 4,000,000 4,099,580
Communications Equipment 3.6%
b
CommScope LLC ,
Senior Note , 144A, 8.25%, 3/01/27 ..................................... 5,000,000 4,644,017
Senior Secured Note , 144A, 6%, 3/01/26 ................................ 4,000,000 3,933,263
b
CommScope Technologies LLC , Senior Note , 144A, 6%, 6/15/25 ................ 7,000,000 6,856,025
15,433,305
Consumer Finance 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3%,
1/19/34 ......................................................... 1,500,000 1,505,420
Ford Motor Credit Co. LLC ,
Senior Bond , 5.113%, 5/03/29 ........................................ 1,000,000 983,503
Senior Note , 7.35%, 3/06/30 ......................................... 3,000,000 3,219,767
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4%, 3/26/29 ............ 750,000 776,146
6,484,836
Containers & Packaging 5.6%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4%, 9/01/29 ....................................... 2,500,000 2,173,368
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25%, 8/15/27 ..................................... 9,000,000 5,380,560
Senior Secured Note , 144A, 4.125%, 8/15/26 ............................. 6,000,000 5,118,242
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25%, 4/15/27 ................................... 7,750,000 7,949,191
Senior Secured Note , 144A, 7.875%, 4/15/27 ............................. 3,500,000 3,587,313
24,208,674
Diversified REITs 0.2%
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625%, 12/01/29 ..... 750,000 725,269
Diversified Telecommunication Services 1.8%
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125%, 5/01/27 8,000,000 7,898,825
Electric Utilities 4.2%
b
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25%, 11/01/34 ................................... 3,000,000 3,001,532
Senior Note , 144A, 6%, 2/01/33 ....................................... 3,000,000 2,985,976
Senior Secured Bond , 144A, 7%, 3/15/33 ................................ 3,000,000 3,286,640

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co. , Senior Bond , 6.4%, 6/15/33 .....................
$ 3,000,000 $ 3,219,307
PG&E Corp. , Senior Secured Note , 5%, 7/01/28 ............................
500,000 491,362
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 6.875%, 4/15/32 .................................... 4,000,000 4,153,474
Senior Secured Bond , 144A, 6.95%, 10/15/33 ............................ 1,000,000 1,101,089
18,239,380
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.05%, 4/15/28 ..........................
750,000 771,586
Energy Equipment & Services 1.1%
b
Weatherford International Ltd. , Senior Note , 144A, 8.625%, 4/30/30 .............. 4,500,000 4,690,278
Entertainment 0.0%
†
b
Netflix, Inc. , Senior Bond , 144A, 5.375%, 11/15/29 .......................... 100,000 102,956
Food Products 0.8%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL , Senior Note ,
5.75%, 4/01/33 ................................................... 800,000 816,227
b
Post Holdings, Inc. ,
Senior Bond , 144A, 5.5%, 12/15/29 .................................... 500,000 488,341
Senior Secured Note , 144A, 6.25%, 2/15/32 .............................. 2,000,000 2,023,252
3,327,820
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95%, 10/15/33 .................... 750,000 776,406
Health Care Equipment & Supplies 1.2%
b
Medline Borrower LP ,
Senior Note , 144A, 5.25%, 10/01/29 .................................... 3,500,000 3,419,868
Senior Secured Note , 144A, 3.875%, 4/01/29 ............................. 2,000,000 1,876,323
5,296,191
Health Care Providers & Services 17.1%
b
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875%, 4/15/29 .................................. 6,000,000 4,846,764
Secured Note , 144A, 6.125%, 4/01/30 .................................. 8,500,000 6,298,862
Senior Note , 144A, 6.875%, 4/01/28 .................................... 5,080,000 3,975,526
Senior Secured Note , 144A, 5.625%, 3/15/27 ............................. 5,000,000 4,843,228
Senior Secured Note , 144A, 8%, 12/15/27 ............................... 9,500,000 9,539,417
Senior Secured Note , 144A, 10.875%, 1/15/32 ............................ 9,000,000 9,376,740
CVS Health Corp. , Senior Bond , 5.25%, 2/21/33 ............................
50,000 49,639
b
DaVita, Inc. ,
Senior Bond , 144A, 3.75%, 2/15/31 .................................... 6,000,000 5,311,403
Senior Note , 144A, 6.875%, 9/01/32 .................................... 2,000,000 2,067,126
b
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...................... 1,000,000 952,145
b
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5%, 9/01/28 ........ 3,000,000 2,084,539
Tenet Healthcare Corp. ,
Senior Note , 6.125%, 10/01/28 ........................................ 6,500,000 6,521,491
Senior Secured Note , 6.125%, 6/15/30 .................................. 6,500,000 6,541,387
Senior Secured Note , 6.75%, 5/15/31 ................................... 11,000,000 11,280,431
73,688,698
Hotels, Restaurants & Leisure 8.6%
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125%, 7/01/27 .................................... 1,352,000 1,379,981

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Caesars Entertainment, Inc., (continued)
Senior Note , 144A, 4.625%, 10/15/29 ................................... $ 1,000,000 $ 942,486
Senior Note , 144A, 6%, 10/15/32 ...................................... 3,000,000 2,951,436
Senior Secured Note , 144A, 7%, 2/15/30 ................................ 1,500,000 1,548,191
b
Carnival Corp. ,
Senior Note , 144A, 6%, 5/01/29 ....................................... 1,000,000 1,004,343
Senior Note , 144A, 10.5%, 6/01/30 ..................................... 8,500,000 9,124,356
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75%, 1/15/30 ..................................... 5,000,000 4,688,212
Senior Secured Note , 144A, 4.625%, 1/15/29 ............................. 1,000,000 940,271
b
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5%, 4/01/28 ................ 1,000,000 1,000,913
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25%,
5/15/27 ......................................................... 6,500,000 6,466,636
b
Wynn Macau Ltd. , Senior Note , 144A, 5.625%, 8/26/28 ....................... 3,500,000 3,349,639
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125%,
2/15/31 ......................................................... 3,500,000 3,699,608
37,096,072
Household Durables 0.3%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75%, 4/01/29 .......
1,500,000 1,443,963
Household Products 0.4%
b
Energizer Holdings, Inc. , Senior Note , 144A, 6.5%, 12/31/27 ................... 1,500,000 1,521,492
Independent Power and Renewable Electricity Producers 3.5%
b
Calpine Corp. , Senior Note , 144A, 4.625%, 2/01/29 .......................... 7,000,000 6,691,005
b ,c
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 8,000,000 8,221,648
14,912,653
Media 1.8%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.5%, 6/01/29 ..................................... 300,000 265,840
Senior Secured Note , 144A, 5.125%, 8/15/27 ............................. 1,000,000 976,974
Senior Secured Note , 144A, 9%, 9/15/28 ................................ 3,000,000 3,185,565
b
Stagwell Global LLC , Senior Note , 144A, 5.625%, 8/15/29 ..................... 200,000 192,984
b
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625%, 6/01/27 ..... 3,250,000 3,241,055
7,862,418
Metals & Mining 2.0%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125%, 3/31/29 ............... 750,000 712,829
ArcelorMittal SA , Senior Bond , 6.8%, 11/29/32 ..............................
500,000 547,707
b
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875%, 3/01/31 ................................... 150,000 138,016
Senior Note , 144A, 7.375%, 5/01/33 .................................... 2,000,000 2,038,741
b
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375%, 4/01/31 ................................... 800,000 733,863
Senior Bond , 144A, 6.125%, 4/15/32 ................................... 4,000,000 4,033,412
b
Mineral Resources Ltd. , Senior Note , 144A, 8.5%, 5/01/30 .................... 550,000 562,577
8,767,145
Oil, Gas & Consumable Fuels 7.9%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11%, 4/15/26 ...................................... 880,000 887,323
Senior Note , 144A, 8.125%, 1/15/27 .................................... 4,600,000 4,602,382
Senior Note , 144A, 9.75%, 7/15/28 ..................................... 3,000,000 3,074,514

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Calumet Specialty Products Partners LP / Calumet Finance Corp., (continued)
Senior Secured Note , 144A, 9.25%, 7/15/29 .............................. $ 3,000,000 $ 3,115,290
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7%, 11/15/29 ......
100,000 94,754
b
CITGO Petroleum Corp. ,
Senior Secured Note , 144A, 7%, 6/15/25 ................................ 300,000 300,581
Senior Secured Note , 144A, 6.375%, 6/15/26 ............................. 1,000,000 1,005,685
b
Civitas Resources, Inc. , Senior Note , 144A, 8.75%, 7/01/31 .................... 750,000 796,016
Energy Transfer LP , Senior Bond , 6.55%, 12/01/33 ..........................
500,000 541,975
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25%, 2/15/35 .................................... 1,000,000 979,632
Senior Note , 144A, 6%, 4/15/30 ....................................... 1,000,000 964,825
b
Matador Resources Co. , Senior Note , 144A, 6.5%, 4/15/32 .................... 2,000,000 2,008,022
Occidental Petroleum Corp. , Senior Note , 8.875%, 7/15/30 ....................
2,500,000 2,879,725
b
Venture Global LNG, Inc. ,
c
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter , Perpetual ............. 3,000,000 3,110,847
Senior Secured Note , 144A, 8.125%, 6/01/28 ............................. 9,000,000 9,412,219
Williams Cos., Inc. (The) , Senior Bond , 5.65%, 3/15/33 .......................
100,000 103,223
33,877,013
Passenger Airlines 6.0%
b ,d
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK, 10.75%, 2/15/26 ... 5,000,000 5,125,000
b
American Airlines, Inc. , Senior Secured Note , 144A, 8.5%, 5/15/29 .............. 4,000,000 4,228,867
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
b
Senior Secured Note , 144A, 5.5%, 4/20/26 ............................... 2,000,000 2,000,737
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75%, 10/20/28 . 5,500,000 5,464,385
b
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875%,
9/20/31 ......................................................... 3,000,000 3,158,770
b
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. , Senior
Secured Note , 144A, 6.5%, 6/20/27 .................................... 1,925,000 1,943,037
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625%, 4/15/29 ............... 4,000,000 3,846,758
25,767,554
Pharmaceuticals 3.2%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9%, 1/30/28 .................... 7,000,000 7,002,235
b
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5%, 11/01/25 ............ 3,000,000 2,936,865
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%, 4/15/31 .......... 2,000,000 2,131,352
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125%, 9/15/31 ....
1,500,000 1,688,570
13,759,022
Semiconductors & Semiconductor Equipment 0.0%
†
Micron Technology, Inc. , Senior Bond , 5.875%, 2/09/33 .......................
200,000 209,100
Software 0.7%
b
McAfee Corp. , Senior Note , 144A, 7.375%, 2/15/30 .......................... 3,000,000 2,919,678
Workday, Inc. , Senior Bond , 3.8%, 4/01/32 ................................
150,000 138,983
3,058,661
Specialized REITs 0.1%
American Tower Corp. , Senior Note , 4.05%, 3/15/32 .........................
250,000 236,464
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5%, 4/15/33 ...............................
60,000 60,388

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. , Senior Bond , 5%, 10/15/34 ...................
$ 250,000 $ 246,770
HP, Inc. , Senior Bond , 5.5%, 1/15/33 .....................................
80,000 82,063
328,833
Textiles, Apparel & Luxury Goods 0.5%
b
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......................... 2,000,000 2,151,883
Tobacco 0.9%
BAT Capital Corp. ,
Senior Bond , 7.75%, 10/19/32 ........................................ 500,000 578,739
Senior Bond , 6.421%, 8/02/33 ........................................ 2,000,000 2,158,109
Senior Note , 3.557%, 8/15/27 ......................................... 950,000 922,594
3,659,442
Trading Companies & Distributors 0.7%
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6%, 3/01/29 ............. 1,500,000 1,349,172
b
United Rentals North America, Inc. , Senior Secured Note , 144A, 6%, 12/15/29 ..... 1,500,000 1,528,204
2,877,376
Total Corporate Bonds (Cost $ 353,881,929 ) .....................................
362,510,322
Mortgage-Backed Securities 11.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.5%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................................... 1,638,100 1,609,534
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................................... 5,088,767 4,995,736
FHLMC Pool, 30 Year , 5%, 12/01/54 ..................................... 11,200,000 10,995,245
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................................... 6,032,742 6,037,041
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 11/01/54 ............................ 3,329,964 3,328,343
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 11,070,000 11,062,217
FHLMC Pool, 30 Year , 6%, 6/01/53 ...................................... 2,698,126 2,731,371
40,759,487
Federal National Mortgage Association (FNMA) Fixed Rate 2.4%
FNMA, 30 Year , 5%, 5/01/53 ........................................... 1,634,332 1,606,303
FNMA, 30 Year , 5%, 11/01/53 .......................................... 4,959,727 4,872,132
FNMA, 30 Year , 5.5%, 11/01/54 ......................................... 3,985,767 3,982,965
10,461,400
Total Mortgage-Backed Securities (Cost $ 50,761,905 ) ............................
51,220,887
Shares
Escrows and Litigation Trusts 0.0%
a ,e
Par Pharmaceutical, Inc., Escrow Account ................................. 300,000 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 410,215,194 ) ...............................
420,355,717
a
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 27 .
At November 30, 2024, the Fund had the following futures contracts outstanding.
Short Term Investments 0.7%
a a
Shares
a
Value
a
Money Market Funds 0.7%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.369% .................. 2,799,170 $ 2,799,170
Total Money Market Funds (Cost $ 2,799,170 ) ...................................
2,799,170
Total Short Term Investments (Cost $ 2,799,170 ) .................................
2,799,170
a
Total Investments (Cost $ 413,014,364 ) 98.3% ...................................
$423,154,887
Other Assets, less Liabilities 1.7% .............................................
7,459,247
Net Assets 100.0% ...........................................................
$430,614,134
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $306,358,063, representing 71.1% of net assets.
c
Perpetual security with no stated maturity date.
d
Income may be received in additional securities and/or cash.
e
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Long 50 $ 6,359,375 3/20/25 $ 87,800
Total Futures Contracts ...................................................................... $87,800
*
As of period end.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, four of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.369% $1,129,213 $45,297,175 $(44,873,021) $— $— $1,553,367 1,553,367 $32,107
Total Affiliated Securities ... $1,129,213 $45,297,175 $(44,873,021) $— $— $1,553,367 $32,107
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $421,260 $— $— $— $4,760 $426,020 17,000 $4,219
Total Affiliated Securities ... $421,260 $— $— $— $4,760 $426,020 $4,219
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.369% $2,116,283 $43,848,783 $(43,165,896) $— $— $2,799,170 2,799,170 $46,569
Total Affiliated Securities ... $2,116,283 $43,848,783 $(43,165,896) $— $— $2,799,170 $46,569
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 237,009 $ — $ 237,009
Municipal Bonds :
Arizona .............................. — 517,557 — 517,557
California ............................. — 26,210,804 9,650 26,220,454
Florida ............................... — 106,725 — 106,725
U.S. Territories ..........................
Puerto Rico ........................... — 143,572 — 143,572
Short Term Investments ................... — 3,020,000 — 3,020,000
Total Investments in Securities ........... $— $30,235,667 $9,650 $30,245,317
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ......................... 133,759,942 — — 133,759,942
Equity-Linked Securities ................... — 102,284,419 — 102,284,419
Convertible Preferred Stocks ................ 22,630,800 — — 22,630,800
Short Term Investments ................... 1,553,367 — — 1,553,367
Total Investments in Securities ........... $157,944,109 $102,284,419 $— $260,228,528
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 426,020 — — 426,020
Corporate Bonds ........................ — 237,009 — 237,009
Municipal Bonds ......................... — 13,067,550 — 13,067,550
Short Term Investments ................... — 300,000 — 300,000
Total Investments in Securities ........... $426,020 $13,604,559 $— $14,030,579
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks ......................... 2,243,901 — — 2,243,901
Equity-Linked Securities ................... — 4,380,607 — 4,380,607
Corporate Bonds ........................ — 362,510,322 — 362,510,322
Mortgage-Backed Securities ................ — 51,220,887 — 51,220,887
Escrows and Litigation Trusts ............... — — —
b
—

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series I (continued)
Assets: (continued)
Investments in Securities: (continued)
Short Term Investments ................... $ 2,799,170 $ — $ — $ 2,799,170
Total Investments in Securities ........... $5,043,071 $418,111,816 $— $423,154,887
Other Financial Instruments:
Futures Contracts ....................... $87,800 $— $— $87,800
Total Other Financial Instruments ......... $87,800 $— $— $87,800
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SPA
Standby Purchase Agreement
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.